Description of Business - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Oct. 31, 2013	Jul. 31, 2013
Telecommunications expertise	20 years	20 years
Cortelco Systems Holding Corp [Member]
Telecommunications expertise		20 years